Long-term Debt - Estimate Future Debt Payments on Long-term Debt (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 21,567
Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	15,000
Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	6,567
2021 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	15,000
2021 [member] | Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	15,000
2021 [member] | Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	0
2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	6,567
2022 [member] | Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	0
2022 [member] | Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 6,567